Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax expense for continuing operations including noncontrolling interests

Details of income tax expense for continuing operations including noncontrolling interests were as follows:

	Dominion Energy			Virginia Power			Dominion Energy Gas
Year Ended December 31,	2017	2016	2015	2017	2016	2015	2017	2016	2015
(millions)

Current:
Federal	$(1)	$(155)	$(24)	$432	$168	$316	$16	$(27)	$90
State	(26)	85	75	73	90	92	8	4	30
Total current expense (benefit)	(27)	(70)	51	505	258	408	24	(23)	120
Deferred:
Federal
2017 Tax Reform Act impact	(851)	—	—	(93)	—	—	(197)	—	—
Taxes before operating loss carryforwards and investment tax credits	739	1,050	384	319	435	154	199	239	156
Tax utilization expense (benefit) of operating loss carryforwards	174	(161)	539	4	(2)	96	5	(2)	6
Investment tax credits	(200)	(248)	(134)	(23)	(25)	(11)	—	—	—
State	132	50	66	59	27	13	20	1	1
Total deferred expense (benefit)	(6)	691	855	266	435	252	27	238	163
Investment tax credit-gross deferral	5	35	—	5	35	—	—	—	—
Investment tax credit-amortization	(2)	(1)	(1)	(2)	(1)	(1)	—	—	—
Total income tax expense (benefit)	$(30)	$655	$905	$774	$727	$659	$51	$215	$283

Effective Income Tax

For continuing operations including noncontrolling interests, the statutory U.S. federal income tax rate reconciles to the Companies’ effective income tax rate as follows:

	Dominion Energy			Virginia Power			Dominion Energy Gas
Year Ended December 31,	2017	2016	2015	2017	2016	2015	2017	2016	2015
U.S. statutory rate	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%
Increases (reductions) resulting from:
State taxes, net of federal benefit	2.0	2.4	3.7	3.7	3.8	3.9	2.4	0.5	2.7
Investment tax credits	(6.3)	(11.7)	(4.7)	(0.8)	—	(0.6)	—	—	—
Production tax credits	(0.7)	(0.8)	(0.8)	(0.4)	(0.5)	(0.6)	—	—	—
Valuation allowances	0.2	1.2	(0.3)	—	0.1	—	0.3	—	—
Federal legislative change	(27.5)	—	—	(4.0)	—	—	(29.5)	—	—
State legislative change	—	(0.6)	(0.1)	—	—	—	—	—	—
AFUDC—equity	(1.4)	(0.6)	(0.3)	(0.6)	(0.6)	(0.6)	(0.9)	(0.2)	0.2
Employee stock ownership plan deduction	(0.6)	(0.6)	(0.6)	—	—	—	—	—	—
Other, net	(1.7)	(1.4)	0.1	0.6	(0.4)	0.6	0.4	0.1	0.3
Effective tax rate	(1.0)%	22.9%	32.0%	33.5%	37.4%	37.7%	7.7%	35.4%	38.2%

Deferred income taxes components

The Companies’ deferred income taxes consist of the following:

	Dominion Energy		Virginia Power		Dominion Energy Gas
At December 31,	2017	2016	2017	2016	2017	2016
(millions)

Deferred income taxes:
Total deferred income tax assets	$2,686	$1,827	$923	$ 268	$ 320	$126
Total deferred income tax liabilities	7,158	10,381	3,600	5,323	1,774	2,564
Total net deferred income tax liabilities	$4,472	$8,554	$2,677	$5,055	$1,454	$2,438
Total deferred income taxes:
Plant and equipment, primarily depreciation method and basis differences	$5,056	$7,782	$2,969	$4,604	$1,132	$1,726
Excess deferred income taxes	(1,050)	—	(687)	—	(244)	—
Nuclear decommissioning	829	1,240	260	406	—	—
Deferred state income taxes	834	747	378	321	227	204
Federal benefit of deferred state income taxes	(175)	(261)	(79)	(112)	(48)	(71)
Deferred fuel, purchased energy and gas costs	1	(25)	(3)	(29)	2	4
Pension benefits	141	155	(104)	(138)	419	646
Other postretirement benefits	(51)	(68)	44	49	(2)	(6)
Loss and credit carryforwards	(1,536)	(1,547)	(111)	(88)	(4)	(5)
Valuation allowances	146	135	5	3	3	—
Partnership basis differences	473	688	—	—	26	43
Other	(196)	(292)	5	39	(57)	(103)
Total net deferred income tax liabilities	$4,472	$8,554	$2,677	$5,055	$1,454	$2,438
Deferred Investment Tax Credits – Regulated Operations	51	48	51	48	—	—
Total Deferred Taxes and Deferred Investment Tax Credits	$4,523	$8,602	$2,728	$5,103	$1,454	$2,438

Summary of deductible loss and credit carryforwards

At December 31, 2017, Dominion Energy had the following deductible loss and credit carryforwards:

	Deductible Amount	Deferred Tax Asset	Valuation Allowance	Expiration Period
(millions)
Federal losses	$ 560	$ 118	$ —	2034
Federal investment credits	—	938	—	2033-2037
Federal production credits	—	129	—	2031-2037
Other federal credits	—	58	—	2031-2037
State losses	1,366	103	(63)	2018-2037
State minimum tax credits	—	90	—	No expiration
State investment and other credits	—	100	(83)	2018-2027
Total	$1,926	$1,536	$(146)

At December 31, 2017, Virginia Power had the following deductible loss and credit carryforwards:

	Deductible Amount	Deferred Tax Asset	Valuation Allowance	Expiration Period
(millions)
Federal losses	$ 1	$ —	$—	2034
Federal investment credits	—	51	—	2034-2037
Federal production and other credits	—	51	—	2031-2037
State investment credits	—	9	(5)	2024
Total	$ 1	$111	$(5)

At December 31, 2017, Dominion Energy Gas had the following deductible loss and credit carryforwards:

	Deductible Amount	Deferred Tax Asset	Valuation Allowance	Expiration Period
(millions)
Other federal credits	$ —	$1	$ —	2032-2036
State losses	33	3	(3)	2036-2037
Total	$33	$4	$ (3)

Reconciliation of changes in unrecognized tax benefits

A reconciliation of changes in the Companies’ unrecognized tax benefits follows:

	Dominion Energy			Virginia Power			Dominion Energy Gas
	2017	2016	2015	2017	2016	2015	2017	2016	2015
(millions)
Balance at January 1	$64	$103	$145	$13	$12	$36	$ 7	$29	$29
Increases-prior period positions	1	9	2	—	4	—	—	1	—
Decreases-prior period positions	(9)	(44)	(40)	(1)	(3)	(25)	—	(19)	—
Increases-current period positions	5	6	8	—	—	1	—	—	—
Settlements with tax authorities	(23)	(8)	(5)	(8)	—	—	(7)	(4)	—
Expiration of statutes of limitations	—	(2)	(7)	—	—	—	—	—	—
Balance at December 31	$38	$64	$103	$4	$13	$12	$—	$7	$29

Earliest tax year remaining

For each of the major states in which Dominion Energy operates, the earliest tax year remaining open for examination is as follows:

State	Earliest Open Tax Year
Pennsylvania(1)	2012
Connecticut	2014
Virginia(2)	2014
West Virginia(1)	2014
New York(1)	2011
Utah	2014

(1)	Considered a major state for Dominion Energy Gas’ operations.
(2)	Considered a major state for Virginia Power’s operations.